Richard J. Coyle Partner	Chapman and Cutler LLP 320 South Canal Street Chicago, Illinois 60606 T 312.845.3724 rcoyle@chapman.com

May 1, 2025

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Roundhill ETF Trust
(Registration Nos. 333-273052; 811-23887)

Ladies and Gentlemen:

On behalf of Roundhill ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) for the Registrant for the Roundhill Bitcoin Covered Call Strategy ETF, Roundhill China Dragons ETF, Roundhill Daily 2X Long China Dragons ETF, Roundhill Daily 2X Long Magnificent Seven ETF, Roundhill Ether Covered Call Strategy ETF, Roundhill GLP-1 & Weight Loss ETF, Roundhill Innovation-100 0DTE Covered Call Strategy ETF, Roundhill Russell 2000 0DTE Covered Call Strategy ETF (formerly Roundhill Small Cap 0DTE Covered Call Strategy ETF), Roundhill S&P 500 0DTE Covered Call Strategy ETF, Roundhill S&P 500 Target 10 Managed Distribution ETF and Roundhill S&P 500 Target 20 Managed Distribution ETF, each a series of the Registrant, each a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post-Effective Amendment No. 150 was filed electronically with the Securities and Exchange Commission on April 30, 2025.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3724.

Very truly yours, Chapman and Cutler llp

By:	/s/ Richard Coyle
Richard Coyle

Enclosures